Income Tax Expense (Details) - Schedule of Reconciliation Between Provision for Income Taxes ¥ in Thousands, $ in Thousands		12 Months Ended
		Aug. 31, 2024 CNY (¥)	Aug. 31, 2024 USD ($)	Aug. 31, 2023 CNY (¥)	Aug. 31, 2022 CNY (¥)
Schedule of Reconciliation Between Provision for Income Taxes [Abstract]
Net loss before provision for income tax and share of equity in loss of unconsolidated affiliates after elimination adjustment		¥ (828,286)		¥ (175,317)	¥ (631,687)
PRC statutory tax rate		25.00%	25.00%	25.00%	25.00%
Income tax at statutory tax rate		¥ (207,072)		¥ (43,829)	¥ (157,922)
Effect of expenses that are not deductible in determining taxable profit	[1]	206,468		95,560	181,109
Unrecognized tax losses		58,846		173,366	10,289
Utilization of tax losses previously not recognized		(10,360)		(38,515)	(7,791)
Effect of tax rate difference from tax holiday and statutory rate in other jurisdictions		(4,941)		(29,061)	7,223
Withholding tax expense	[2]			20,200	25,000
Impact of change in tax rate in UK				2,797
Others		(10,033)		2,690	(2,765)
Income tax expense recognized in profit or loss		¥ 32,908	$ 4,641	¥ 183,208	¥ 55,143

[1]	Included in the expenses that are not deductible in determining taxable profit were primarily related to impairment loss, share based compensation and non-deductible expenses arose from Overseas Schools.
[2]	The Enterprise Income Tax Law and its implementation rules also impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends receivable by non-PRC-resident enterprises from PRC-resident enterprises in respect of earnings accumulated beginning on January 1, 2008. As of August 31, 2022, the Group has recorded RMB 25,000 for dividend withholding tax at rate of 10% related to the distributed earnings of Zhuhai Bright Scholar to its immediate holding company Time Education China Holdings Limited located in Hong Kong. As of August 31, 2023, the Group expects to distribute a portion of the earnings (RMB 202,000) of Zhuhai Bright Scholar to Time Education China Holdings Limited, and hence accrued a withholding tax of RMB 20,200 at rate of 10% at the year end. The remaining undistributed earnings of the Company’s PRC subsidiaries are intended to be permanently reinvested, and accordingly, no deferred tax liabilities have been provided for the PRC dividend withholding taxes that would be payable upon the distribution of those amounts to the Company.